INVESTMENT IN AN ASSOCIATE	12 Months Ended
Mar. 31, 2020
Disclosure of associates [abstract]
INVESTMENT IN AN ASSOCIATE

5.	INVESTMENT IN AN ASSOCIATE

New Pacific Metals Corp. (“NUAG”) is a Canadian public company listed on the TSX Venture Exchange (symbol: NUAG). NUAG is a related party of the Company by way of two common directors and one officer, and the Company accounts for its investment in NUAG using the equity method as it is able to exercise significant influence over the financial and operating policies of NUAG.

On May 22, 2019, the Company exercised its warrants to acquire 1,500,000 common shares of NUAG for a total cost of $2,349. Pan American Silver Corp. also exercised its warrants to acquire 8,000,000 common shares of NUAG on the same day. As a result of the exercise of these warrants, the Company s ownership in NUAG was diluted from 29.8% to 28.9% and a dilution gain of $723 was recorded along with the reclassification gain of $21 from other comprehensive income to net income.

On October 25, 2019, the Company participated in an offering of common shares of NUAG underwritten by BMO Capital Markets and acquired an additional 1,247,606 common shares of NUAG for a cost of $3,820.

During the year ended March 31, 2020, the Company also acquired additional 502,600 common shares of NUAG from the public market (year ended March 31, 2019 - 65,400) for a total cost of $861 (year ended March 31, 2019 - $107).

As at March 31, 2020, the Company owned 42,596,506 common shares of NUAG (March 31, 2019 -39,346,300), representing an ownership interest of 28.8% (March 31, 2019 - 29.6%). The summary of the investment in NUAG common shares and its market value as at the respective balance sheet dates are as follows:

			Value of NUAG's
	Number of		common shares per
	shares	Amount	quoted market price
Balance April 1, 2018	39,280,900	$38,001	$50,266
Purchase from open market	65,400	107
Share of net loss		(330)
Share of other comprehensive income		398
Impairment recovery		1,899
Foreign exchange impact		(1,372)
Balance March 31, 2019	39,346,300	$38,703	$69,783
Purchase from open market	502,600	861
Exercise of warrants	1,500,000	2,349
Participation in public offering	1,247,606	3,820
Share of net loss		(1,276)
Share of other comprehensive income		1,077
Dilution gain		723
Disposal of common shares held by the associate		1,127
Foreign exchange impact		(2,829)
Balance March 31, 2020	42,596,506	$44,555	$148,624

Summarized financial information for the Company&8217;s investment in NUAG on a 100% basis is as follows:

	Years ended March 31,
	2020 (1)	2019 (1)
Income from investments	$494	$576
General and administrative expense	(3,824)	(2,286)
Foreign exchange gain	669	542
Impairment charge	(586)	-
Other income	-	7
Net loss of associate	$(3,247)	$(1,161)
Adjustments to net loss of associate	(1,170)	23
Net loss of associate qualified for pick-up	$(4,417)	$(1,138)
Company&8217;s share of net loss	$(1,276)	$(330)

	March 31, 2020(1)	March 31, 2019(1)
Current assets	$29,012	$17,233
Non-current assets	74,989	62,568
Total assets	$104,001	$79,801
Current liabilities	1,409	675
Long-term liabilities	-	197
Total liabilities	1,409	872
Net assets	$102,592	$78,929
Company&8217;s share of net assets of associate	$29,575	$23,371

(1)NUAG&8217;s fiscal year-end is on June 30. NUAG&8217;s quarterly financial results were used to compile the financial information that matched with the Company&8217;s year-end on March 31.